Convertible note liability (Details)			10 Months Ended
	Jan. 25, 2024 USD ($) item $ / shares	Jan. 15, 2024 USD ($) item	Jan. 31, 2024 USD ($)
Borrowings
Proceeds received from convertible note			$ 2,500,000
Number of days prior to effective initial registration statement for first reset date	5 days
Period of closing date considered for second reset date	3 months
Convertible note liability
Borrowings
Number of tranche notes | item	2
Threshold period for volume-weighted average price		30 days
Convertible note liability | Maximum
Borrowings
Senior secured convertible notes | item		4
Convertible note liability | Investors
Borrowings
Threshold period for payment of price difference between VWAP and conversion price in cash or in shares		35 days
Convertible note liability | Investors | Maximum
Borrowings
Aggregate principal amount		$ 12,500,000
Subscription amount		$ 10,000,000
First Tranche Note
Borrowings
Interest rate	8.00%
Initial Conversion Price | $ / shares	$ 10.00
First Tranche Note | Until the First Reset Date
Borrowings
Conversion floor price | $ / shares	1.00
First Tranche Note | On the Second Reset Date
Borrowings
Conversion floor price | $ / shares	0.50
First Tranche Note | Thereafter
Borrowings
Conversion floor price | $ / shares	$ 0
First Tranche Note | Investors
Borrowings
Notional amount	$ 3,125,000		3,125,000
Proceeds received from convertible note	$ 2,500,000		$ 2,500,000